Other disclosures - Risk Management and Principal Risks - Macroeconomic variables and Scenario probability weighting (audited) (Details)	Dec. 31, 2022	Dec. 31, 2021
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	39.40%	30.10%
Baseline | UK | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	6.20%
Baseline | UK | GDP | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.80%)	4.90%
Baseline | UK | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.90%	2.30%
Baseline | UK | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	1.90%
Baseline | UK | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	1.70%
Baseline | UK | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	3.40%
Baseline | UK | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	3.40%
Baseline | UK | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	4.80%
Baseline | UK | Unemployment | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	4.70%
Baseline | UK | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.50%
Baseline | UK | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.30%
Baseline | UK | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.20%
Baseline | UK | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.50%
Baseline | UK | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.50%
Baseline | UK | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.40%	4.70%
Baseline | UK | HPI | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.70%)	1.00%
Baseline | UK | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.70%)	1.90%
Baseline | UK | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	1.90%
Baseline | UK | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	2.30%
Baseline | UK | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	2.40%
Baseline | UK | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	2.40%
Baseline | UK | UK bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	0.10%
Baseline | UK | UK bank rate | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	0.80%
Baseline | UK | UK bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	1.00%
Baseline | UK | UK bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	1.00%
Baseline | UK | UK bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	0.80%
Baseline | UK | UK bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	0.70%
Baseline | UK | UK bank rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	0.70%
Baseline | US | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	5.50%
Baseline | US | GDP | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	3.90%
Baseline | US | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	2.60%
Baseline | US | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	2.40%
Baseline | US | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	2.40%
Baseline | US | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.30%	3.40%
Baseline | US | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.30%	3.40%
Baseline | US | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	5.50%
Baseline | US | Unemployment | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.20%
Baseline | US | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	3.60%
Baseline | US | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	3.60%
Baseline | US | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	3.60%
Baseline | US | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.10%
Baseline | US | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.10%
Baseline | US | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.20%	11.80%
Baseline | US | HPI | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	4.50%
Baseline | US | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	5.20%
Baseline | US | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	4.90%
Baseline | US | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	5.00%
Baseline | US | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	6.20%
Baseline | US | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	6.20%
Baseline | US | US federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	0.20%
Baseline | US | US federal funds rate | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	0.30%
Baseline | US | US federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	0.90%
Baseline | US | US federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	1.20%
Baseline | US | US federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	1.30%
Baseline | US | US federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	0.80%
Baseline | US | US federal funds rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	0.80%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.00%	7.00%
Downside 2 | UK | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	6.20%
Downside 2 | UK | GDP | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.40%)	0.20%
Downside 2 | UK | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.80%)	(4.00%)
Downside 2 | UK | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.80%
Downside 2 | UK | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	4.30%
Downside 2 | UK | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(6.80%)	(1.60%)
Downside 2 | UK | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.00%	1.80%
Downside 2 | UK | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	4.80%
Downside 2 | UK | Unemployment | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.00%	7.20%
Downside 2 | UK | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.40%	9.00%
Downside 2 | UK | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.00%	7.60%
Downside 2 | UK | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.40%	6.30%
Downside 2 | UK | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.50%	9.20%
Downside 2 | UK | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.70%	7.00%
Downside 2 | UK | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.40%	4.70%
Downside 2 | UK | HPI | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(18.30%)	(14.30%)
Downside 2 | UK | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(18.80%)	(21.80%)
Downside 2 | UK | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(7.70%)	11.90%
Downside 2 | UK | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.20%	15.20%
Downside 2 | UK | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(35.00%)	(29.90%)
Downside 2 | UK | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(6.40%)	(2.00%)
Downside 2 | UK | UK bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	0.10%
Downside 2 | UK | UK bank rate | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.30%	2.20%
Downside 2 | UK | UK bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.90%	3.90%
Downside 2 | UK | UK bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.60%	3.10%
Downside 2 | UK | UK bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	2.20%
Downside 2 | UK | UK bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.00%	4.00%
Downside 2 | UK | UK bank rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	2.30%
Downside 2 | US | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	5.50%
Downside 2 | US | GDP | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.70%)	(0.80%)
Downside 2 | US | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.40%)	(3.50%)
Downside 2 | US | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.50%
Downside 2 | US | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	3.20%
Downside 2 | US | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(6.30%)	(1.30%)
Downside 2 | US | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.00%	1.30%
Downside 2 | US | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	5.50%
Downside 2 | US | Unemployment | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.00%	6.40%
Downside 2 | US | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.50%	9.10%
Downside 2 | US | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.10%	8.10%
Downside 2 | US | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.10%	6.40%
Downside 2 | US | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.60%	9.50%
Downside 2 | US | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.70%	7.10%
Downside 2 | US | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.20%	11.80%
Downside 2 | US | HPI | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.10%)	(6.60%)
Downside 2 | US | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.00%)	(9.00%)
Downside 2 | US | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.90%)	5.90%
Downside 2 | US | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	6.70%
Downside 2 | US | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	(5.00%)
Downside 2 | US | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	1.40%
Downside 2 | US | US federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	0.20%
Downside 2 | US | US federal funds rate | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.60%	2.10%
Downside 2 | US | US federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.90%	3.40%
Downside 2 | US | US federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	2.60%
Downside 2 | US | US federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	2.00%
Downside 2 | US | US federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.00%	3.50%
Downside 2 | US | US federal funds rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	2.10%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	17.60%	14.80%
Downside 1 | UK | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	6.20%
Downside 1 | UK | GDP | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.10%)	2.80%
Downside 1 | UK | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.50%)	(0.70%)
Downside 1 | UK | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	2.30%
Downside 1 | UK | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.90%
Downside 1 | UK | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.20%)	(1.60%)
Downside 1 | UK | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.70%	2.70%
Downside 1 | UK | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	4.80%
Downside 1 | UK | Unemployment | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	6.20%
Downside 1 | UK | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.40%	6.80%
Downside 1 | UK | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.00%	6.00%
Downside 1 | UK | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	5.30%
Downside 1 | UK | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.60%	7.00%
Downside 1 | UK | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	5.80%
Downside 1 | UK | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.40%	4.70%
Downside 1 | UK | HPI | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(11.70%)	(6.80%)
Downside 1 | UK | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(10.60%)	(10.50%)
Downside 1 | UK | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.80%)	6.90%
Downside 1 | UK | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	8.60%
Downside 1 | UK | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(17.90%)	(12.70%)
Downside 1 | UK | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.60%)	0.30%
Downside 1 | UK | UK bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	0.10%
Downside 1 | UK | UK bank rate | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.90%	1.60%
Downside 1 | UK | UK bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.10%	2.70%
Downside 1 | UK | UK bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	2.30%
Downside 1 | UK | UK bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	1.60%
Downside 1 | UK | UK bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.30%	2.80%
Downside 1 | UK | UK bank rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	1.70%
Downside 1 | US | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	5.50%
Downside 1 | US | GDP | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.10%)	1.60%
Downside 1 | US | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.10%)	(0.40%)
Downside 1 | US | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	2.40%
Downside 1 | US | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.70%
Downside 1 | US | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.50%)	1.50%
Downside 1 | US | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.70%	2.40%
Downside 1 | US | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	5.50%
Downside 1 | US | Unemployment | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	5.40%
Downside 1 | US | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.60%	6.60%
Downside 1 | US | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.40%	6.10%
Downside 1 | US | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.90%	5.20%
Downside 1 | US | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.70%	6.80%
Downside 1 | US | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	5.70%
Downside 1 | US | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.20%	11.80%
Downside 1 | US | HPI | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.70%)	(1.20%)
Downside 1 | US | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.30%)	(2.10%)
Downside 1 | US | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	4.80%
Downside 1 | US | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	5.20%
Downside 1 | US | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	2.20%
Downside 1 | US | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	3.60%
Downside 1 | US | US federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	0.20%
Downside 1 | US | US federal funds rate | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	1.30%
Downside 1 | US | US federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	2.30%
Downside 1 | US | US federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	2.10%
Downside 1 | US | US federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	1.80%
Downside 1 | US | US federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.00%	2.30%
Downside 1 | US | US federal funds rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	1.50%
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	10.90%	20.90%
Upside 2 | UK | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	6.20%
Upside 2 | UK | GDP | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	7.20%
Upside 2 | UK | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	4.00%
Upside 2 | UK | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.70%
Upside 2 | UK | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.10%
Upside 2 | UK | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	13.90%	21.40%
Upside 2 | UK | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	4.40%
Upside 2 | UK | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	4.80%
Upside 2 | UK | Unemployment | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	4.50%
Upside 2 | UK | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	4.10%
Upside 2 | UK | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	4.00%
Upside 2 | UK | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	4.00%
Upside 2 | UK | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	4.00%
Upside 2 | UK | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	4.30%
Upside 2 | UK | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.40%	4.70%
Upside 2 | UK | HPI | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.70%	8.50%
Upside 2 | UK | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.50%	9.00%
Upside 2 | UK | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	5.20%
Upside 2 | UK | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.20%
Upside 2 | UK | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	37.80%	35.70%
Upside 2 | UK | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.60%	6.30%
Upside 2 | UK | UK bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	0.10%
Upside 2 | UK | UK bank rate | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	0.20%
Upside 2 | UK | UK bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	0.50%
Upside 2 | UK | UK bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	0.50%
Upside 2 | UK | UK bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	0.30%
Upside 2 | UK | UK bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.10%
Upside 2 | UK | UK bank rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	0.30%
Upside 2 | US | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	5.50%
Upside 2 | US | GDP | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	5.30%
Upside 2 | US | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	4.10%
Upside 2 | US | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	3.50%
Upside 2 | US | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	3.40%
Upside 2 | US | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.10%	22.80%
Upside 2 | US | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	4.40%
Upside 2 | US | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	5.50%
Upside 2 | US | Unemployment | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.90%
Upside 2 | US | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.40%
Upside 2 | US | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.30%
Upside 2 | US | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.30%
Upside 2 | US | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.30%
Upside 2 | US | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.90%
Upside 2 | US | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.20%	11.80%
Upside 2 | US | HPI | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	10.60%
Upside 2 | US | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	8.50%
Upside 2 | US | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	7.20%
Upside 2 | US | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	6.60%
Upside 2 | US | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	35.00%	53.30%
Upside 2 | US | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	8.90%
Upside 2 | US | US federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	0.20%
Upside 2 | US | US federal funds rate | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	0.30%
Upside 2 | US | US federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	0.40%
Upside 2 | US | US federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	0.70%
Upside 2 | US | US federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	1.00%
Upside 2 | US | US federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.10%
Upside 2 | US | US federal funds rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	0.50%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	23.10%	27.20%
Upside 1 | UK | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	6.20%
Upside 1 | UK | GDP | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	6.00%
Upside 1 | UK | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	3.10%
Upside 1 | UK | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.30%
Upside 1 | UK | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	1.90%
Upside 1 | UK | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.40%	18.30%
Upside 1 | UK | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	3.90%
Upside 1 | UK | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	4.80%
Upside 1 | UK | Unemployment | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.60%
Upside 1 | UK | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.30%
Upside 1 | UK | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.20%
Upside 1 | UK | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.10%
Upside 1 | UK | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	4.10%
Upside 1 | UK | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.40%
Upside 1 | UK | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.40%	4.70%
Upside 1 | UK | HPI | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	5.00%
Upside 1 | UK | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	5.00%
Upside 1 | UK | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.90%
Upside 1 | UK | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	3.30%
Upside 1 | UK | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	21.00%	23.80%
Upside 1 | UK | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.40%
Upside 1 | UK | UK bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	0.10%
Upside 1 | UK | UK bank rate | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	0.60%
Upside 1 | UK | UK bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	0.80%
Upside 1 | UK | UK bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	0.80%
Upside 1 | UK | UK bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	0.50%
Upside 1 | UK | UK bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.10%
Upside 1 | UK | UK bank rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	0.50%
Upside 1 | US | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	5.50%
Upside 1 | US | GDP | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	4.60%
Upside 1 | US | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	3.40%
Upside 1 | US | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	2.90%
Upside 1 | US | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	2.90%
Upside 1 | US | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.60%	19.60%
Upside 1 | US | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	3.90%
Upside 1 | US | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	5.50%
Upside 1 | US | Unemployment | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.00%
Upside 1 | US | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	3.50%
Upside 1 | US | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	3.50%
Upside 1 | US | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	3.50%
Upside 1 | US | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.50%
Upside 1 | US | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.00%
Upside 1 | US | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.20%	11.80%
Upside 1 | US | HPI | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	8.30%
Upside 1 | US | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	7.00%
Upside 1 | US | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	6.00%
Upside 1 | US | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	5.70%
Upside 1 | US | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	27.50%	45.20%
Upside 1 | US | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	7.70%
Upside 1 | US | US federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	0.20%
Upside 1 | US | US federal funds rate | Over one year but not more than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	0.30%
Upside 1 | US | US federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	0.60%
Upside 1 | US | US federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	1.00%
Upside 1 | US | US federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	1.10%
Upside 1 | US | US federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	0.10%
Upside 1 | US | US federal funds rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	0.60%